Premises and equipment (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Premises and equipment
Buildings and improvements	4,060	3,944
Land	872	882
Leasehold improvements	2,241	1,958
Software	4,614	3,801
Equipment	3,188	3,092
Premises and equipment	14,975	13,677
Accumulated depreciation	(7,782)	(6,952)
Total premises and equipment, net	7,193	6,725
Depreciation and impairment
Depreciation	1,078	1,115	1,019
Impairment	87	16	45
Estimated useful lives for leasehold and bank building improvements	10
Estimated useful lives for leasehold and bank building improvements before change	5
Decrease in depreciation expense	64
Decrease in depreciation expense, after tax	56